DEBT AND CREDIT FACILITIES 2 (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Capital Lease Obligations		$ 387	$ 310
Current portion of long-term debt		(907)	(469)	[1]
Debt Instrument, Unamortized Discount		(107)	(102)
Long-term debt		13,134	12,086	[1]
Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		3,989	3,912	[2]
Long Term Debt And Capital Lease Obligations, Including Current Portion		4,548	4,695	[2]
Current portion of long-term debt		(50)	(365)	[2]
Debt Instrument, Unamortized Discount		(10)	(11)	[2]
Long-term debt		4,455	4,283	[2]
Unamortized Debt Issuance Expense		(33)	(36)	[2]
Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		2,500	1,900	[2]
Capital Lease Obligations		1	1	[2]
Long Term Debt And Capital Lease Obligations, Including Current Portion		2,514	1,914	[2]
Current portion of long-term debt		(9)	0	[2]
Debt Instrument, Unamortized Discount		(7)	(8)	[2]
Long-term debt		2,481	1,891	[2]
Unamortized Debt Issuance Expense		(17)	(15)	[2]
Debt Instrument, Other Sempra Energy [Member]
Debt Instrument [Line Items]
Long Term Debt And Capital Lease Obligations, Including Current Portion		7,086	6,048	[2]
Current portion of long-term debt		(848)	(104)	[2]
Debt Instrument, Unamortized Discount		(10)	(9)	[2]
Debt Instrument Unamortized Premium		5	7	[2]
Long-term debt		6,198	5,912	[2]
Unamortized Debt Issuance Expense		(35)	(30)	[2]
Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Build to suit lease	[3]	136	75	[2]
Debt Instrument, Luz Del Sur [Member]
Debt Instrument [Line Items]
Capital Lease Obligations		6	0	[2]
First Mortgage Bonds, Due November 2015 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 0	250	[2]
Debt Instrument, Interest Rate, Stated Percentage		5.30%
First Mortgage Bonds Due March 2017 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 140	0	[2]
Debt Instrument, Interest Rate at Period End		0.68%
First Mortgage Bonds, Due April 2018 [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 250	250	[2]
Debt Instrument, Interest Rate, Stated Percentage		5.45%
First Mortgage Bonds Due June 2018 [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 250	0	[2]
Debt Instrument, Interest Rate, Stated Percentage		1.55%
First Mortgage Bonds, Due July 2018 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[4]	$ 161	161	[2]
Debt Instrument, Interest Rate, Stated Percentage		1.65%
First Mortgage Bonds, Due August 2021 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 350	350	[2]
Debt Instrument, Interest Rate, Stated Percentage		3.00%
First Mortgage Bonds, Due September 2021 [Member] | Debt Instrument, Mobile Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 20	20	[2]
Debt Instrument, Interest Rate, Stated Percentage		4.14%
First Mortgage Bonds Due February 2022 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 232	0	[2]
Debt Instrument, Interest Rate, Stated Percentage		1.914%
First Mortgage Bonds Issuance Amount, Due February 2022 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 250
First Mortgage Bonds, Due September 2023 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 450	450	[2]
Debt Instrument, Interest Rate, Stated Percentage		3.60%
First Mortgage Bonds, Due September 2024 [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 500	500	[2]
Debt Instrument, Interest Rate, Stated Percentage		3.15%
First Mortgage Bonds Due June 2025 [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 350	0	[2]
Debt Instrument, Interest Rate, Stated Percentage		3.20%
First Mortgage Bonds, Due June 2026 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 250	250	[2]
Debt Instrument, Interest Rate, Stated Percentage		6.00%
First Mortgage Bonds, Due December 2027 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[4]	$ 105	150	[2]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum		5.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum		5.25%
First Mortgage Bonds, Due September 2031 [Member] | Debt Instrument, Mobile Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 42	42	[2]
Debt Instrument, Interest Rate, Stated Percentage		5.00%
First Mortgage Bonds, Due January And February 2034 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[4]	$ 176	176	[2]
Debt Instrument, Interest Rate, Stated Percentage		5.875%
First Mortgage Bonds, Due May 2035 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 250	250	[2]
Debt Instrument, Interest Rate, Stated Percentage		5.35%
First Mortgage Bonds, Due November 2035 [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 250	250	[2]
Debt Instrument, Interest Rate, Stated Percentage		5.75%
First Mortgage Bonds, Due September 2037 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 250	250	[2]
Debt Instrument, Interest Rate, Stated Percentage		6.125%
First Mortgage Bonds, Due May 2039 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[4]	$ 75	75	[2]
Debt Instrument, Interest Rate, Stated Percentage		4.00%
First Mortgage Bonds, Due June 2039 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 300	300	[2]
Debt Instrument, Interest Rate, Stated Percentage		6.00%
First Mortgage Bonds, Due May 2040 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 250	250	[2]
Debt Instrument, Interest Rate, Stated Percentage		5.35%
First Mortgage Bonds, Due August 2040 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 500	500	[2]
Debt Instrument, Interest Rate, Stated Percentage		4.50%
First Mortgage Bonds, Due November 2040 [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 300	300	[2]
Debt Instrument, Interest Rate, Stated Percentage		5.125%
First Mortgage Bonds, Due November 2041 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 250	250	[2]
Debt Instrument, Interest Rate, Stated Percentage		3.95%
First Mortgage Bonds, Due April 2042 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 250	250	[2]
Debt Instrument, Interest Rate, Stated Percentage		4.30%
First Mortgage Bonds, Due September 2042 [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 350	350	[2]
Debt Instrument, Interest Rate, Stated Percentage		3.75%
First Mortgage Bonds, Due March 2044 [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 250	250	[2]
Debt Instrument, Interest Rate, Stated Percentage		4.45%
Other Long-term Debt [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long Term Debt And Capital Lease Obligations, Including Current Portion		$ 559	783	[2]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum		4.90%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum		5.50%
Retired Debt Instrument Face Amount		$ 169
Other Long-term Debt [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Long Term Debt And Capital Lease Obligations, Including Current Portion		14	14	[2]
Commercial Paper [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		0	100	[2]
Other Long-term Debt, Due May 2016 [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[4]	$ 8	8	[2]
Debt Instrument, Interest Rate, Stated Percentage		4.75%
Other Long-term Debt, Due June 2016 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 750	750	[2]
Debt Instrument, Interest Rate, Stated Percentage		6.50%
Other Long-term Debt, Due June 2018 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 500	500	[2]
Debt Instrument, Interest Rate, Stated Percentage		6.15%
Other Long-term Debt, Due February 2019 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 500	500	[2]
Debt Instrument, Interest Rate, Stated Percentage		9.80%
Other Long-term Debt, Due July 2021 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 0	39	[2],[4],[5]
Debt Instrument, Interest Rate, Stated Percentage		5.30%
Other Long-term Debt, Due December 2021 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 0	60	[2],[4],[5]
Debt Instrument, Interest Rate, Stated Percentage		5.50%
Other Long-term Debt, Due March 2023 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 0	25	[2],[4],[5]
Debt Instrument, Interest Rate, Stated Percentage		4.90%
Other Long-term Debt, Due July 2024 [Member] | Debt Instrument, Other Sempra Natural Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 0	77	[2],[4],[5]
Debt Instrument, Interest Rate, Stated Percentage		4.50%
Other Long-term Debt, Due January 2028 [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 5	5	[2]
Debt Instrument, Interest Rate, Stated Percentage		5.67%
Other Long-term Debt, Due October 2039 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 750	750	[2]
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Industrial Development Bonds, Due August 2037 [Member] | Debt Instrument, Other Sempra Natural Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 0	55	[2],[4],[5]
Debt Instrument, Interest Rate at Period End		0.05%
Capital Lease Obligations, Purchased Power Agreements [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Capital Lease Obligations		$ 243	233	[2]
Capital Lease Obligations, Other [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Capital Lease Obligations		1	1	[2]
Market Value Adjustment For Interest Rate Swap [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		(2)	0	[2]
Other Long-term Debt, Due October 2030 [Member] | Debt Instrument, Chilquinta Energia [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[4]	$ 170	192	[2]
Debt Instrument, Interest Rate, Stated Percentage		4.25%
Other Long-term Debt, Due February 2018 [Member] | Debt Instrument, Sempra Mexico [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 75	88	[2]
Debt Instrument, Interest Rate, Stated Percentage		2.66%
Other Long-term Debt, Due February 2023 [Member] | Debt Instrument, Sempra Mexico [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 227	265	[2]
Debt Instrument, Interest Rate, Stated Percentage		6.30%
Debt Instrument, Interest Rate at Period End		4.12%
Other Long-term Debt, Due December 2023 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 500	500	[2]
Debt Instrument, Interest Rate, Stated Percentage		4.05%
Other Long-term Debt, Due June 2024 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 500	500	[2]
Debt Instrument, Interest Rate, Stated Percentage		3.55%
Other Long-term Debt, Due December 2018 [Member] | Debt Instrument, Other Sempra Natural Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[4]	$ 5	5	[2]
Debt Instrument, Interest Rate, Stated Percentage		3.10%
Other Long Term Debt, Variable Rate Notes Due June 2016 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate at Period End		4.77%
Debt Instrument, Amount At Variable Rates After Fixed To Floating Swap Effective January 2011		$ 300
Otay Mesa Energy Center Loan Payable Currently Through April 2019 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 315	325
Debt Instrument, Interest Rate, Stated Percentage		5.2925%
Other Long-term Debt, Currently Through October 2016 [Member] | Debt Instrument, Other Sempra Natural Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[4]	$ 19	19	[2]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	[2]	2.87%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	[2]	3.51%
Other Long Term Debt, Payable Currently Through May 2022 [Member] | Debt Instrument, Luz Del Sur [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 8	10	[2]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum		3.77%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum		4.61%
Other LongTerm Debt, Variable Rate Loan Payable Currently Through December 2028 [Member] | Debt Instrument, Sempra Renewables [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[4]	$ 91	97	[2]
Debt Instrument, Interest Rate at Period End	[2]	2.24%
Other LongTerm Debt, Fixed Rate Loan Payable Currently Through December 2028 [Member] | Debt Instrument, Sempra Renewables [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	[2]	4.54%
Debt Instrument, Amount At Fixed Rates After Floating to Fixed Swap	[2]	$ 69
Other Long Term Debt, Payable Currently Through December 2017 [Member] | Debt Instrument, Other Sempra Natural Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 11	16	[2]
Debt Instrument, Interest Rate, Stated Percentage		8.45%
Other Long Term Debt Due April 2017 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 600	600	[2]
Debt Instrument, Interest Rate, Stated Percentage		2.30%
Other Long Term Debt, Due October 2022 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 500	500	[2]
Debt Instrument, Interest Rate, Stated Percentage		2.875%
Other Long-term Debt, Currently Through December 2018 [Member] | Debt Instrument, Luz Del Sur [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 136	91	[2]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum		5.05%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum		6.70%
Other Long Term Debt, Payable Currently Through September 2029 [Member] | Debt Instrument, Luz Del Sur [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 292	345	[2]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum		4.75%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum		8.75%
Other Long Term Debt Variable Rate Loan Payable Currently Through August 2017 [Member] | Debt Instrument, Sempra Mexico [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 0	51	[2],[4],[5]
Debt Instrument, Interest Rate at Period End		1.28%
Other Long Term Debt Due November 2025 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 350	0	[2]
Debt Instrument, Interest Rate, Stated Percentage		3.75%
Other Long Term Debt Due November 2020 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 400	0	[2]
Debt Instrument, Interest Rate, Stated Percentage		2.85%
Other Long Term Debt Due March 2020 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 500	$ 0	[2]
Debt Instrument, Interest Rate, Stated Percentage		2.40%

[1]	As adjusted for the retrospective adoption of ASU 2015-03.
[2]	As adjusted for the retrospective adoption of ASU 2015-03.
[3]	We discuss this lease in Note 15.
[4]	Callable long-term debt not subject to make-whole provisions.
[5]	Early redemption in 2015.